Related Party Transactions (Details) - USD ($)						6 Months Ended	12 Months Ended
	Sep. 22, 2025	Aug. 12, 2025	Nov. 04, 2024	Oct. 02, 2024	Jun. 25, 2024	Dec. 31, 2024	Dec. 31, 2025
Related Party Transactions [Line Items]
Capital contribution						$ 25,000
Percentage of issued and outstanding			25.00%
Restrictions on transfer period of time after business combination completion							1 year
Repayment of promissory note - related party			$ 399,760			399,760
Working capital loan amount							2,500,000
Working capital outstanding loans
Business Combination [Member]
Related Party Transactions [Line Items]
Threshold period after business combination							150 days
Business combination price							$ 10
Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor transferred shares	500,000	110,000
Note payable							$ 750,000
Minimum [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Trading days							20 days
Maximum [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Trading days							30 days
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture			3,750,000	1,250,000
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture			1,250,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares issued per share				$ 0.003
Sponsor transferred shares		610,000
Fair value per share	$ 6.8	$ 3.1
Aggregate amount	$ 3,400,000	$ 341,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution					$ 25,000
Shares issued per share					$ 0.004
Aggregate founder shares				9,583,333	7,187,500
Additional shares issued				2,395,833
Founder Shares [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued per share							$ 12
Private Placement [Member]
Related Party Transactions [Line Items]
Sponsor transferred shares			425,000
Working capital loan amount							$ 750,000